SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash incentives and Value added taxes ("VAT") (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue recognition
Cash incentives paid to existing investors				¥ 59,600	¥ 23,900	¥ 21,300
Cash incentives paid to new investors				800	1,200	20,900
Cash incentive recognized as reduction of revenue				¥ 57,600	25,800	40,900
Value added tax rate for small scale tax payers (as a percent)				3.00%
Additional deductible value added tax rate (as a percent)	10.00%
Value added tax		¥ 611,786		¥ 611,786	¥ 490,136	¥ 601,325
Products
Revenue recognition
Value added tax rate (as a percent)		13.00%	16.00%
Services
Revenue recognition
Value added tax rate (as a percent)	6.00%